Financial Instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Financial Instruments

Note 5:- Financial Instruments

a.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value

	Level 1	Level 2		Level 3
	U.S Dollars in thousands
June 30, 2024
Derivatives instruments	$-		$(12)	$-
Contingent consideration	-		-	(19,928)

June 30, 2023
Derivatives instruments	-		(72)
Contingent consideration	$-	$		$(21,712)

December 31, 2023
Derivatives instruments	$-		$149	$-
Contingent consideration	$-		$-	$(21,855)

During the three months ended on June 30, 2024 there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.